Summary of Significant Accounting Policies - Basis of Presentation (Details) - USD ($)		12 Months Ended
	Jan. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collaborative arrangements and non-collaborative arrangement transactions
Net (Loss) income		$ 515,014	$ (13,877,363)	$ (47,366,729)
Accumulated deficit		(214,327,424)	(214,842,438)
Net cash used in operating activities		1,301,198	(51,043,689)	(851,758)
Net revenues		83,926,614	272,145,821	$ 441,505,231
If delisting from NYSE occurs
Collaborative arrangements and non-collaborative arrangement transactions
Cash redemption outstanding convertible notes		$ 300,000
Repayment of bank borrowings			$ 11,200,000
Standby equity distribution agreement
Collaborative arrangements and non-collaborative arrangement transactions
Maximum value of stock available to execute	$ 20,000,000.0